SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: -      SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements for the six months ended June 30, 2020 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.”

The accompanying unaudited interim financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2019, included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on April 27, 2020.

The accompanying consolidated balance sheet as of June 30, 2020, the consolidated statements of profit or loss, the statement of changes in shareholders’ equity and the consolidated statements of cash flows for the six months ended June 30, 2020 and 2019 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2020, as well as its results of operations and cash flows for the six months ended June 30, 2020 and 2019. The results of operations for the six months ended June 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020.

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the 2019 annual consolidated financial statements.

b.	IFRS 3, "Business Combinations":

In October 2018, the IASB issued an amendment to the definition of a "business" in IFRS 3, "Business Combinations" (the "Amendment"). The Amendment is intended to assist entities in determining whether a transaction should be accounted for as a business combination or as an acquisition of an asset.

The Amendment consists of the following:

1.
Clarification that to meet the definition of a business, an integrated set of activities and assets must include, as a minimum, an input and a substantive process that together significantly contribute to the ability to create output.

2.
Removal of the reference to the assessment whether market participants are capable of acquiring the business and continuing to operate it and produce outputs by integrating the business with their own inputs and processes.

3.	Introduction of additional guidance and examples to assist entities in assessing whether the acquired processes are substantive.

4.	Narrowing the definitions of "outputs" and "business" by focusing on goods and services provided to customers.

5.	Introducing an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The Amendment was applied on January 1, 2020, prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020, with earlier application permitted. The new guidance had no impact on the interim consolidated financial statements.